RELATED PARTIES (Details Narrative) - Ensysce Biosciences, Inc [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Options, Granted					131,700	2,983,005
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 3.35	$ 2.59
Accounts Payable					$ 12,989
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number					4,728,893
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price					$ 2.28
Proceeds from Convertible Debt			$ 50,000	$ 800,000
Principal balance	$ 450,000		450,000		$ 4,400,000	$ 3,300,000
Chief Executive Officer [Member]
Options, Granted						665,085
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 2.59
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold					129,890
Accounts Payable	3,584		3,584		12,989
Cash compensation	$ 10,752	$ 38,967	$ 40,314	$ 38,967
Principal balance					100,000
Two Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number							6,585
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price							$ 2.59
Board of Directors Chairman [Member]
Convertible Notes Payable, Current					2,500,000	$ 2,200,000
Proceeds from Convertible Debt					2,500,000
Two Members of Board of Directors Including CEO [Member]
Proceeds from Convertible Debt					$ 100,000